Independent Investigation and Restatement (Tables)	12 Months Ended
Dec. 31, 2023
Restatement [Abstract]
Schedule of Financial Statement Explanatory
Consolidated Statement of Financial Position

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Assets
Non-current assets
Property, plant and equipment, net	73,965	(3,380)	(n)	70,585	72,638	(1,189)	(n)	71,449
Right-of-use assets, net	39,013	3,380	(n)	42,393	40,167	1,189	(n)	41,356
Intangible assets, net	32,208	(29)	(t)	32,179	30,171	(38)	(t)	30,133
Deferred tax assets, net	6,974	511	(q), (s)	7,485	7,067	1,402	(s)	8,469

Total non-current assets	$162,744	$482		$163,226	$164,076	$1,364		$165,440

Current assets
Trade and other receivables, net	129,602	(23,186)	(b), (e), (f), (g),(h), (o), (p), (t)	106,416	117,449	(17,404)	(b), (e), (f), (g),(h), (o), (t), (p), (t)	100,045
Inventories, net	96,833	2,930	(g), (m)	99,763	79,430	2,126	(g), (m)	81,556
Amounts owed by related parties, net	2,474	2,113	(p), (t)	4,587	1,147	2,110	(p),(t)	3,257

Total current assets	$297,443	$(18,143)		$279,300	$298,059	$(13,168)		$284,891
Total assets	$460,187	$(17,661)		$442,526	$462,135	$(11,804)		$450,331

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Liabilities and Shareholders’ Equity (Deficit)
Equity (Deficit)
Accumulated deficit	(391,513)	(41,028)	(a-j), (m), (o-t)	(432,541)	(431,059)	(34,832)	(a-j), (m), (o-t)	(465,891)
Accumulated other comprehensive loss	(33,859)	5,772	(q)	(28,087)	(27,778)	3,183	(q)	(24,595)

Total equity (deficit)	$(1,878)	$(35,256)		$(37,134)	$(38,340)	$(31,649)		$(69,989)

Non-current liabilities
Borrowings	28,410	758	(k), (l)	29,168	178,720	(149,677)	(k), (l)	29,043
Deferred tax liabilities, net	$7,821	$(1,074)	(s)	$6,747	$6,070	$(1,125)	(s)	$4,945
Other liabilities	6,480	—		6,480	2,750	2,329	(q)	5,079

Total non-current liabilities	$93,691	$(316)		$93,375	$312,511	$(148,473)		$164,038
Borrowings	257,525	373	(k), (l)	257,898	74,646	149,677	(k), (l)	224,323
Trade and other payables	90,187	373	(e),(i),(j), (r), (t)	90,560	85,381	1,975	(e),(g),(i),(j),(k),(g), (r), (t)	87,356
Amounts owed to related parties	2,914	16,372	(b), (c), (d), (t)	19,286	8,450	15,943	(b), (c), (d), (t)	24,393
Consolidated Statement of Profit or Loss

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Revenue	409,920	(6,717)	(e), (f), (g), (h),(o), (t)	403,203	409,742	(6,003)	(e), (g), (h), (o), (t)	403,739
Cost of sales	(170,351)	2,276	(g), (q)	(168,075)	(174,029)	362	(g), (q)	(173,667)

Gross profit	$239,569	$(4,441)		$235,128	$235,713	$(5,641)		$230,072

Sales and marketing expenses	(93,566)	559	(b), (e), (f), (q)	(93,007)	(83,057)	2,083	(b), (e), (f), (q)	(80,974)
Administrative expenses	(105,911)	1,225	(i), (m), (q), (t)	(104,686)	(82,187)	(988)	(i), (m), (q), (t)	(83,175)
Other income (expenses), net	(25,299)	(2,323)	(c), (d), (e), (f), (j), (q),(r), (t)	(27,622)	(78,991)	(1,994)	(c), (d), (e), (f), (j), (q), (r), (t)	(80,985)

Operating Profit	$14,793	$(4,980)		$9,813	$(8,522)	$(6,540)		$(15,062)

Finance expense	(36,170)	9	(a), (b), (q),(r), (t)	(36,161)	(89,049)	(203)	(a), (b), (m), (q), (r), (t)	(89,252)

Net finance (expense) income	$37,917	$9		$37,926	$(78,636)	$(203)		$(78,839)

Income (loss) before tax	$52,710	$(4,971)		$47,739	$(87,158)	$(6,743)		$(93,901)
Income tax expense	$(10,170)	$(1,443)	(q), (r)	$(11,613)	$(13,705)	$614	(q), (r),	$(13,091)

Profit (Loss) for the year	$42,540	$(6,414)		$36,126	$(100,863)	$(6,129)		$(106,992)
Consolidated Statement of Profit or Loss and Other Comprehensive Income

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Profit/(loss) for the year	42,540	$(6,414)		$36,126	$(100,863)	$(6,129)		$(106,992)

Other comprehensive income/(loss)
Items that will not be reclassified to profit or loss:
Remeasurement of net defined benefit liability	(222)	—	(q)	(222)	195	309	(q)	504
Income tax relating to items that will not be reclassified subsequently to profit or loss	107	—	(q)	107	(58)	(133)	(q)	(191)
Net of Tax	(115)	—		(115)	137	176		313
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,966)	2,589	(b)-(j), (m),(o),(q),(t)	(3,377)	(2,743)	2,443	(b)-(j), (m),(o),(q),(t)	(300)

Other comprehensive income/(loss) for the year, net of tax	(6,081)	2,589		(3,492)	(3,357)	2,619		(738)
Total comprehensive income/(loss) for the year	36,459	(3,825)		32,634	(104,220)	(3,510)		(107,730)

Total comprehensive income/(loss) for the year attributable to:
Owners of the parent company	36,456	(3,825)		32,631	(102,503)	(3,510)		(106,013)
Non-controlling interests	3	—		3	(1,717)	—		(1,717)